Leases - Schedule of Estimated Future Minimum Lease Payments, Excluding Non-Lease Components (Detail)	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 204,930
2025	204,930
2026	204,930
2027	204,930
2028	204,930
Total future minimum annual lease payments	1,024,650
Less: Imputed interest	(176,799)
Present value of lease liabilities	$ 847,851